UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Crystal Rock Capital Management, LLC

Address:  	2201 Waukegan Road, Suite 245
          	Bannockburn, IL  60015


13F File Number:  028-14105

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joseph Shugart
Title:  Managing Member
Phone:  212-759-0610


Signature, Place and Date of Signing:

    Joseph Shugart		    New York, NY	     February 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

			      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total: $ 92,448


List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



					FORM 13F INFORMATION TABLE


Name of 		Title of		Vaue	Shrs or  SH/  Put/	Invstmt	Other	Voting Authority
Issuer			Class	Cusip		($1,000)Prn Amt  Prn  Call	Dscretn	Mgrs	Sole  Shared  None
Accenture PLC Ireland	Cl A	G1151C101	2,298   43,164    SH		Sole	        43,164
Acme Packet Inc		Comm	004764106	1,752	56,689	  SH		Sole		56,689
Amazon Com Inc		Comm	023135106	3,209	18,541	  SH		Sole		18,541
Borgwarner		Comm	099724106	2,543	39,900	  SH		Sole		39,900
Coca Cola Enterprises InComm	19122T109	3,893  151,013	  SH		Sole	       151,013
Church & Dwight Inc	Comm	171340102	3,877   84,734    SH            Sole            84,734
Citrix Sys Inc		Comm	177376100	2,031	33,454	  SH		Sole		33,454
General Mills		Comm	370334104	  194	 4,800	  SH		Sole		 4,800
Goodrich Corp		Comm	382388106	3,334	26,956	  Sh		Sole		26,956
Home Depot Inc		Comm	437076102	1,750	41,620    SH		Sole		41,620
JPMorgan Chase & Co	Comm	46625H100	3,027	91,031	  SH		Sole		91,031
Coca Cola Co		Comm	191216100	4,055	57,958	  SH		Sole		57,958
Kansas City Southern	Com New	485170302	3,121	45,893	  SH		Sole		45,893
Lauder Estee Cos Inc	CL A	518439104	5,281	47,019	  SH		Sole		47,019
Liveperson Inc		Comm	538146101	4,770  380,105	  SH		Sole 	       380,105
Mastercard Inc		CL A	57636Q104	5,740   15,396	  SH		Sole		15,396
Marriott Intl Inc New	CL A	571903202	5,478  187,783    SH		Sole	       187,783
McDonalds Corp		Comm	580135101	1,741	17,350	  SH		Sole		17,350
Monsanto Co New		Comm	61166W101	2,221	31,703	  SH		Sole		31,703
Pfizer Inc		Comm	717081103	1,568	72,450    SH		Sole		72,450
Potash Corp Sask Inc	Comm	73755L107	3,126	75,722	  SH		Sole		75,722
Robert Half Intl Inc	Comm	770323103	  837	29,400	  SH		Sole		29,400
Sapient Corp		Comm	803062108	5,191  411,947    SH		Sole	       411,947
Scotts Miracle Gro Co   CL A	810186106 	5,034  107,811    SH		Sole	       107,811
Tornier N V		SHS	N87237108	  957	53,140	  SH		Sole		53,140
Ulta Salon Cosm & Frag	Comm	90384S303	3,390	52,223	  SH		Sole		52,223
United Parcel Service InCL B 	911312106	5,209	71,167    SH		Sole		71,167
Wynn Resorts Ltd	Comm	983134107       2,424   21,940    SH		Sole		21,940
Yum Brands Inc		Comm	988498101	4,397   74,518    SH            Sole            74,518


